CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total	Private Placement	Class A Common Stock Not Subject to Redemption	Class A Common Stock Not Subject to Redemption Private Placement	Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Accumulated Deficit	As Previously Reported	As Previously Reported Class B Common Stock	As Previously Reported Additional Paid-in Capital	As Previously Reported Accumulated Deficit
Beginning balance at Oct. 06, 2020		$ 0				$ 0	$ 0		$ 0
Beginning balance, Shares at Oct. 06, 2020						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to sponsor	[1]	25,000				$ 720	24,280
Issuance of Class B ordinary shares to sponsor, Shares						7,200,000
Net loss		(20,000)							(20,000)
Ending balance at Dec. 31, 2020		5,000				$ 720	24,280		(20,000)	$ 5,000	$ 662	$ 24,338	$ (20,000)
Ending Balance, Shares at Dec. 31, 2020						7,200,000					6,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Dividend of Class B ordinary shares to Sponsor						$ 58	(58)
Stock Dividend of Class B ordinary shares to Sponsor (in Shares)						575,000
Sale of units		$ 214,438,838	$ 35,000,000	$ 2,430	$ 350		214,436,408	$ 34,999,650
Sale of units (in shares)		24,300,287		24,300,287	3,500,000
Sale of Private Placement Warrants		$ 6,860,057					6,860,057
Ordinary shares subject to redemption		(228,085,957)		$ (2,430)			(228,083,527)
Ordinary shares subject to redemption (in shares)				(24,300,287)
Net loss		(2,234,911)							(2,234,911)
Ending balance at Mar. 31, 2021		$ 25,983,027		$ 350		$ 720	$ 28,236,868		$ (2,234,911)
Ending Balance, Shares at Mar. 31, 2021				3,500,000		7,200,000

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently being issued a cancellation for 131,250 Class B ordinary shares resulting in an aggregate of 6,625,000 founder shares issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).